EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

15.  EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated as follows:

	2011	2012	2013
Numerator:
Net income/(loss) available to ordinary shareholders	351,531	(26,776)	196,222
Dilutive effect of issuance and buy-back of convertible bonds	(845)	-	-
Dilutive effect of issuance of convertible notes	(232,278)	-	-
Net income/(loss) for diluted earnings	118,408	(26,776)	196,222
Denominator:
Denominator for basic earnings per share—weighted average ordinary shares outstanding	84,221,665	90,804,777	92,676,258
Dilutive effect of share options	1,951,850	-	741,386
Dilutive effect of convertible bonds	671,670	-	-
Dilutive effect of convertible notes	7,454,208	-	-
Denominator for diluted earnings per share	94,299,393	90,804,777	93,417,644
Basic earnings per share	4.17	(0.29)	2.12
Diluted earnings per share	1.26	(0.29)	2.10

For the year ended December 31, 2011, outstanding stock options of 1,254,933 shares were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2011, dilutive effect of issuance of convertible notes included gain on change in fair value of 198,547, foreign exchange gain on convertible notes of 57,337 and related interest expenses of 23,606.

For the year ended December 31, 2012, outstanding stock options of 1,382,531 shares and 7,454,208 ordinary shares issuable upon the conversion of convertible notes were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2013, outstanding stock options of 1,783,636 shares were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.

For the year ended December 31, 2013, 7,454,208 ordinary shares issuable upon the conversion of convertible notes were excluded in the computation of diluted earnings per share due to their anti-dilutive effect.